Related Party Transactions - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Related Party Transaction [Line Items]
Operating lease right of use assets	$ 113,450			$ 113,450		$ 18,344	$ 117,769
Operating lease liabilities	125,306			125,306		18,218	128,370
Accrued expenses	106,132			106,132		35,060	79,541
Revenues	296,404	$ 175,338	$ 64,478	579,678	$ 329,351	181,310	753,188
Receivables	251,017			251,017		81,253	159,970
Incurred expenses	81,666	44,810		148,455	88,654
Outstanding payables	72,542			72,542		26,760	61,943
Consulting services			200
Related Party | Operating Leases
Related Party Transaction [Line Items]
Rent expenses	700	800	$ 400	1,500	1,500	1,600	2,900
Operating lease right of use assets	4,300			4,300		5,500	4,700
Operating lease liabilities	4,400			4,400		5,500	4,700
Related Party | Sponsor Fees and Expenses
Related Party Transaction [Line Items]
Sponsor fees and expenses	10,500	2,700		17,100	4,400	2,400	15,200
Accrued expenses	13,000			13,000			11,000
Accrued expenses						100	11,100
Related Party | Revenue from Related Parties
Related Party Transaction [Line Items]
Revenues		500		500	600	100	600
Receivables	100			100		$ 100	300
Related Party | Expenses from Related Parties
Related Party Transaction [Line Items]
Incurred expenses	1,100	$ 100		1,300	$ 100		1,100
Outstanding payables	$ 300			$ 300			$ 0